Employee Benefits - Employee Benefit Costs (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Stock compensation expense	$ 64	$ 56	$ 45